Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Notes and Accounts Receivable

	December 31
	2015	2016
	US$	US$
Notes receivable	16	—
Trade accounts receivable	61,293	75,946

	61,309	75,946
Allowance for doubtful accounts	(775)	(723)
Allowance for sales returns and discounts	(1,555)	(1,624)

	58,979	73,599

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	1,275	1,167	775
Reversals charged to expense, net	(108)	(392)	(12)
Write-offs	—	—	(40)

Balance, end of year	1,167	775	723

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,059	1,427	1,555
Additions charged to expense, net	1,600	1,753	3,285
Actual sales return and discount	(1,232)	(1,625)	(3,216)

Balance, end of year	1,427	1,555	1,624